Capitalized Software Development Cost, Net (Tables)	12 Months Ended
Mar. 31, 2025
Capitalized Software Development Cost Net
Schedule of capitalized software development cost, net

	For the Years Ended March 31,
	2025	2024
Software Development Cost	$2,812,770	$2,772,872
Less: Accumulated amortization	(2,610,605)	(2,415,608)
Capitalized software development cost, net	$202,166	$357,264

Schedule of amortization amount of capitalized software development cost

2026	100,511
2027	45,400
2028	2,448
Total	$148,359